Business combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business combinations

Note 3 — Business combinations

2019

On July 19, 2019, we completed the acquisition of 100% of the equity interest in AgileThought, LLC for consideration of approximately $60.8 million. Total consideration was comprised of $49.6 million in cash, including a working capital adjustment, and $11.2 million in the estimated fair value of contingent consideration. We incurred $3.9 million in acquisition-related costs that are recognized in other operating expenses, net in the Consolidated Statements of Operations.

Contingent consideration is based on AgileThought, LLC’s earnings before interest, income taxes, depreciation, and amortization for the three years ending June 30 following the date of acquisition. The fair value of the recognized liability for contingent consideration was estimated using an income approach. Refer to Note 4 for additional information.

AgileThought, LLC is a full-service software consulting firm that specializes in custom software development, user interface and experience design, rapid prototyping, managed cloud services, data analytics and collaboration, SharePoint and business intelligence solutions, and agile and DevOps consulting and training. The Company acquired AgileThought, LLC to further expand the Company’s services and positioning, and to provide long-term business relationships with reputable clients.

Goodwill is calculated as the difference between the acquisition date fair value of the consideration transferred and the fair value of the net assets acquired, and represents the future economic benefits that we expect to achieve as a result of the acquisition. All of the goodwill recorded for the AgileThought, LLC acquisition is tax deductible.

The allocation of purchase price to the estimated fair value of the aggregate assets acquired and liabilities assumed was as follows:

(in thousands USD)	Fair value
Cash and cash equivalents	$2,325
Accounts receivable	8,452
Unbilled client charges	4,831
Prepaid expenses & other	75
Prepaid insurance	21
Security deposits	72
Property, plant and equipment	1,094
Customer relationships	29,300
Trade name	8,300
Deferred tax asset	1,679
Operating lease right of use assets	6,995
Assets acquired	63,144
(in thousands USD)	Fair value
Accounts payable	1,469
Accrued expenses	2,595
Deferred revenue	2,846
Operating lease liabilities	6,995
Deferred tax liability	1,679
Liabilities assumed	15,584
Goodwill	13,217
Total consideration	$60,777

2018

On November 15, 2018, we completed the acquisition of 100% of the common stock of 4th Source for cash consideration of approximately $52.8 million. 4th Source provides consulting, software development and application management services and was acquired to expand the Company’s healthcare industry knowledge, positioning, and to provide several long-time business relationships with reputable companies in healthcare and retail. We incurred $1.3 million in acquisition-related costs that are recognized in other operating expenses, net in the Consolidated Statements of Operations.

Goodwill is calculated as the difference between the acquisition date fair value of the consideration transferred and the fair value of the net assets acquired, and represents the future economic benefits that we expect to achieve as a result of the acquisition. All of the goodwill recorded for the 4th Source acquisition is tax deductible.

The allocation of purchase price to the estimated fair value of the aggregate assets acquired and liabilities assumed was as follows:

(in thousands USD)	Fair value
Cash and cash equivalents	$2,160
Accounts receivable	5,189
Prepaid expenses and other current assets	594
Due from related party	235
Property, plant and equipment	791
Customer relationships	26,800
Operating lease right of use assets	1,110
Trade name	5,900
Deferred tax asset	266
Assets acquired	43,045
Accounts payable	802
Accrued payroll and payroll taxes	2,542
Accrued other expenses	1,824
Deferred revenue	36
Current portion of income taxes payable	342
Other liability	811
Operating lease liabilities	1,110
Deferred tax liability	266
Liabilities assumed	7,733
Goodwill	17,477
Total consideration	$52,789

Unaudited Supplemental Pro Forma Information

The unaudited supplemental pro forma information presented below includes the effects of the Company’s acquisitions of 4th Source and AgileThought, LLC as if the acquisitions occurred on January 1, 2018. The unaudited pro forma financial information reflects certain adjustments related to the acquisitions, such as to record certain adjustments resulting from purchase accounting, such as depreciation and amortization expense in connection with fair value adjustments to property, plant and equipment and intangible assets. The unaudited pro forma financial information is for illustrative purposes only and should not be relied upon as being indicative of the historical results that would have been obtained if the acquisitions had actually occurred on that date, nor the results of operations in the future.

The following supplemental unaudited pro forma combined financial information assumes that the acquisitions had occurred as of January 1, 2018:

	December 31,
(in thousands USD)	2019	2018
Consolidated net revenues	$173,695	$110,527
AgileThought, LLC	44,543	73,283
4th Source	—	30,153
Pro forma combined revenues	$218,238	$213,963
	December 31,
(in thousands USD)	2019	2018
Consolidated net income (loss)	$(16,143)	$4,114
AgileThought, LLC	3,258	7,180
4th Source	—	3,313
Pro forma combined net income (loss)	$(12,885)	$14,607